Variable interest entities - Unconsolidated VIE (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Variable interest entities
Other long-term investments	$ 346.8	$ 365.0
Total assets	6,413.8	6,007.7
Unconsolidated VIE
Variable interest entities
Other long-term investments	257.8	209.1
Total assets	257.8	209.1
On-Balance Sheet
Variable interest entities
Other long term investments	102.6	103.1
Total assets	102.6	103.1
Off-Balance Sheet
Variable interest entities
Other long term investments	16.3	32.0
Total assets	16.3	32.0
Other long-term investments
Variable interest entities
Other long term investments	118.9	135.1
Total assets	$ 118.9	$ 135.1